Liquidity and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Liquidity And Managements Plans
Liquidity and Management's Plans

3.	Liquidity and Management’s Plans

Through September 30, 2017, the Company had incurred an accumulated deficit since its inception of $15,989,431. At September 30, 2017, the Company had a cash balance of $183,703.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s business plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio, as well as direct selling efforts with a focus on select markets. The Company expects that this marketing initiative will require that it continue its efforts towards reseller training and on-boarding, enhance direct marketing campaigns and leads management, and develop additional software integration and customization capabilities, all of which will require additional capital.

The Company expects that through the next 12 months, the capital requirements to fund the Company’s growth, service existing debt obligations, and to cover the operating costs as a public company will consume substantially all of the cash flows that it intends to generate from its operations. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Our cash requirements are insufficient by approximately $77,000 per month. During 2016 and the nine months ending September 30, 2017, the Company has used the proceeds from the convertible note issuances and the sale of equity securities to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company has or will be able to obtain sufficient funds to fund the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon increasing its revenues and successfully managing its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and its cash requirements. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through a combination of gross margins, state business development loans, bank loans, convertible loans and loans from friends and family, and the sale of securities. Although management believes that the Company may have access to additional capital resources, there is no assurance that the Company will be able to obtain additional funds on commercially acceptable terms, if at all.

During the nine months ended September 30, 2017, the Company raised a net $606,672 through the issuance of convertible notes. The proceeds from the issuance were used to fund the Company’s working capital needs and debt repayment obligations.

The current level of cash and operating margins may not be enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital are critical to the Company’s success.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

3.	Liquidity and Management’s Plans

Through December 31, 2016, the Company had incurred an accumulated deficit since its inception of $14,954,750. At December 31, 2016, the Company had a cash balance of $689,946.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s business plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it continue its efforts towards reseller training and on-boarding, and develop additional software integration and customization capabilities, all of which will require additional capital.

The Company expects that through the next 12 months, the capital requirements to fund the Company’s growth, service existing debt obligations, and to cover the operating costs as a public company will consume substantially all of the cash flows that it intends to generate from its operations. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Our cash requirements are insufficient by approximately $96,000 per month. During 2016 and 2015, the Company has used the proceeds from the convertible note issuances and the sale of equity securities to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s has or will be able to obtain sufficient funds to fund the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon increasing its revenues and successfully managing its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and its cash requirements. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through a combination of gross margins, state business development loans, bank loans, convertible loans and loans from friends and family, and the sale of securities. Although management believes that the Company may have access to additional capital resources, there are currently no commitments or arrangements in effect that would provide for new financing and there is no assurance that the Company will be able to obtain additional funds on commercially acceptable terms, if at all.

During the twelve months ended December 31, 2016, the Company raised $1,215,709 through the issuance of convertible notes and the sale of its common stock and warrants. The proceeds from the issuance and the sale were used to fund the Company’s working capital needs and debt repayment obligations. Subsequent to December 31, 2016, the Company raised an additional net $459,745 through the issuance of convertible notes. For more information, see the Note 15 to the Consolidated Financial Statements, titled “Subsequent Events.”

The current level of cash and operating margins may not be enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital are critical to the Company’s success.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.